CONCENTRATION OF CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2018
CONCENTRATION OF CUSTOMERS [abstract]
Schedule of details of gross sales to top five third party customers
	2016	2017	2018
PetroChina Company Limited*	6,923	11,957	15,841
China Petroleum & Chemical Corporation*	9,659	15,488	13,329
Phillips 66	N/A	2,631	4,440
BP p.l.c.	2,843	3,108	3,232
China National Chemical Corporation*	N/A	N/A	2,970
Royal Dutch Shell PLC	3,661	2,627	N/A
EOG Resources, Inc.	2,660	N/A	N/A

*	These transactions are with other state-owned enterprises.